RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Retirement Benefit Plans [Abstract]
RETIREMENT BENEFIT PLANS
14. RETIREMENT BENEFIT PLANS

In connection with the acquisition of Transtar (see Note 3), we established a defined benefit pension plan as well as a postretirement benefit plan to assume certain retirement benefit obligations related to eligible Transtar employees.

Defined Benefit Pensions

Our unfunded pension plan is a tax qualified plan. Our pension plan covers certain eligible Transtar employees. These plans are noncontributory. Pension benefits earned are generally based on years of service and compensation during active employment. The accumulated benefit obligation at December 31, 2021 is $1.4 million.

Postretirement Benefits

Our unfunded postretirement plan provides healthcare and life insurance benefits for eligible retirees and dependents of Transtar. Depending on retirement date and employee classification, certain healthcare plans contain contribution and cost-sharing features such as deductibles and co-insurance. The remaining healthcare and life insurance plans are non-contributory.

The following table summarizes our estimated benefit obligation as of December 31, 2021. Service costs are recorded in Operating expenses, and interest costs are recorded in Other (expense) income in the Combined Consolidated Statements of Operations.

	Pension Benefits	Postretirement Benefits
Benefit obligation as of January 1, 2021	$—	$—
Transtar acquisition	9,055	28,488
Service costs	712	864
Interest costs	108	337
Actuarial (gains) losses	(20)	344
Benefit paid	(50)	—
Benefit obligation as of December 31, 2021	$9,805	$30,033

The pension and postretirement benefits are unfunded and recorded in Other liabilities on the Combined Consolidated Balance Sheets. Our retirement plan costs for the year ended December 31, 2021 were $0.8 million for pension benefits and $1.2 million for post-retirement benefits.

Weighted-average assumptions used to determine the estimated benefit obligation and period costs as of and for the year ended December 31, 2021 are as follows:

	Pension Benefits	Postretirement Benefits
Weighted-average assumptions used to determine pension benefit obligation:
Discount rate	3.02%	3.00%
Rate of compensation increase	3.50%	N/A
Average future working lifetime (years)	N/A	11.34
Initial healthcare cost trend rate - Pre-Medicare	N/A	10.00%
Initial healthcare cost trend rate - Medicare eligible	N/A	3.00%
Ultimate healthcare cost trend rate	N/A	3.94%
Year ultimate healthcare cost trend rate is reached	N/A	2075
Weighted-average assumptions used to determine net periodic pension and postretirement costs:
Discount rate	2.88%	2.86%
Rate of compensation increases	3.50%	N/A
Average future working lifetime (years)	10.93	11.34
Initial healthcare cost trend rate	N/A	6.00%
Ultimate healthcare cost trend rate	N/A	3.80%
Year ultimate healthcare cost trend rate is reached	N/A	2075

The following benefit payments, which reflect expected future service and compensation increases, as appropriate, are expected to be made from the Transtar defined benefit plans:

	Pension Benefits	Postretirement Benefits
2022	$51	$102
2023	143	173
2024	261	251
2025	390	354
2026	496	451
Years 2027-2031	4,501	3,252